Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Cash Payments Under Contractual License Obligations

The Company’s contractual license obligations that will require future cash payments as of December 31, 2015 are as follows, in thousands:

Year Ending December 31,
2016	$200
2017	200
2018	200
2019	165
2020	165
Thereafter	966

Total	$1,896

Future Minimum Payments Under Operating Leases	At December 31, 2015, the Company’s future minimum payments required under operating leases are as follows, in thousands:

Year Ending December 31,
2016	$120
2017	117
2018	120
2019	30

Total	$387